TURNER FUNDS

                           Turner Large Cap Value Fund
                             Turner Core Value Fund
                           Turner Small Cap Value Fund
                    Turner Small Cap Value Opportunities Fund
                         Turner Financial Services Fund
                     Turner Healthcare & Biotechnology Fund
                       Turner Tax Managed U.S. Equity Fund
                          Turner Core Fixed Income Fund
                    Turner Strategic Value & High Income Fund
                             Turner High Yield Fund
                  Turner Ultra Short Duration Fixed Income Fund
                     Turner Short Duration Fixed Income Fund

                       Supplement dated February 17, 2004
                    to the Prospectus dated January 31, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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On January 29, 2004, the Board of Trustees (the "Board) of the Turner Funds (the
"Trust") approved the reorganization of the Trust's portfolios listed above (the "Funds") into corresponding shell portfolios of the Constellation Funds (formerly, Alpha Select Funds) with the same investment objectives and policies. The Board's decision to reorganize the Funds is subject to shareholder approval. If you are a shareholder of record as of February 20, 2004 (the "Record Date"), you will be eligible to vote at a Special Meeting of Shareholders. If you become a shareholder after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the proposed reorganization describing its terms in detail. This Special Meeting is expected to take place on or about April 23, 2004.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TUR-FS2-030-15